Discontinued Operations (Tables)	12 Months Ended
Aug. 31, 2021
Discontinued Operations
Schedule on gain on asset disposal
Gain on asset disposal	$
Book value of assets sold	-
Cash consideration	273,373
Shares received	468,264
Shares receivable	781,067
Promissory note	-
1,522,704

Schedule of asset sold
	August 31	August 31
	2021	2020
	$	$
Revenue	3,000	69,750
Operating expenses	(25,000)	(5,566)
Net income (loss)	(22,000)	64,184

Schedule of cash flows of discontinued operations
	August 31	August 31
	2021	2020
	$	$
Cash flows used in discontinued operating activities
Net income	(22,000)	64,184
Change in working capital	25,000	(99,000)
Net cash provided by (used in) discontinued operating activities	3,000	(34,816)

Net cash provided by (used in) discontinued operations	3,000	(34,816)

Schedule of classes of assets and liabilities
	August 31	August 31
	2021	2020
	$	$
Current Assets
Accounts receivable	-	105,250
Current Liabilities
Accounts payable	-	250